Employee Benefits - Summary of Unlisted Equity Investments of Defined Benefit Pension Plans (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Fair Value Of Plan Assets [Line Items]
Investments in associates and joint ventures (Note 10)	₱ 46,130	₱ 56,858	₱ 48,703
MediaQuest PDRs [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
% of Ownership	100.00%	100.00%
Investments in associates and joint ventures (Note 10)	₱ 8,696	₱ 8,267
Tahanan Mutual Building and Loan Association Inc [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
% of Ownership	100.00%	100.00%
Investments in associates and joint ventures (Note 10)	₱ 435	₱ 400
BTF Holdings Inc [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
% of Ownership	100.00%	100.00%
Investments in associates and joint ventures (Note 10)	₱ 201	₱ 192
Superior Multi Paranaque Homes Inc [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
% of Ownership	100.00%	100.00%
Investments in associates and joint ventures (Note 10)	₱ 39	₱ 38
Bancholders Inc [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
% of Ownership	100.00%	100.00%
Investments in associates and joint ventures (Note 10)	₱ 1	₱ 1
Unlisted equity investments [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Investments in associates and joint ventures (Note 10)	₱ 9,372	₱ 8,898